Application of new and revised International Financial Reporting Standards ("IFRSs") (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Schedule of new and revised IFRSs that have been issued but are not yet effective
New or revised IFRS	Effective date
IFRS 16 — Lease	On or after January 1, 2019
IFRS 17 - Insurance Contracts	On or after January 1, 2022
IFRIC 23 — Uncertainty over Income Tax Treatments	On or after January 1, 2019
Amendments to IFRS 9 — Prepayment Features with Negative Compensation	On or after January 1, 2019
Amendments to IAS 28 — Long-term Interests in Associates and Joint Ventures	On or after January 1, 2019
Amendments to IFRS 3 — Definition of Business	On or after January 1, 2020
Amendments to IAS 1 and IAS 8 — Definition of material	On or after January 1, 2020
Amendments to IAS 1 and IAS 8 — Definition of material	On or after January 1, 2019
Amendments to IFRS 10 and IAS 28 — Sale or contribution of assets between an investor and its association or joint venture	Not yet determined

IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Schedule of impact of adoption of new standards

(In USD’000)

		Impact on			Impact on
	12/31/16	IFRS 15	12/31/16	12/31/17	IFRS 15	12/31/17
Consolidated statement of financial position (extract)	As originally presented	Contract liabilities	Restated	As originally presented	Contract liabilities	Restated
Trade and other payables	940,553	(42,947)	897,606	1,050,460	(43,036)	1,007,424
Contract liabilities	—	42,947	42,947	—	43,036	43,036
	940,553	—	940,553	1,050,460	—	1,050,460

IFRS 9
Disclosure of initial application of standards or interpretations [line items]
Schedule of impact of adoption of new standards

(In USD’000)

	12/31/17	Impact on IFRS 9						01/01/18
Consolidated statement of financial position (extract)	As originally presented	Cross currency swap contracts	Foreign currency forward contracts	Financial products sold by banks	3 months bank deposits	Equity securities	Contingent consideration	Restated
Non-current assets
Other assets	42,810	—	—	—	—	(24,844)	—	17,966
Financial assets at fair value through profit or loss	—	—	—	—	—	24,844	—	24,844
Derivative financial instruments	—	17,598	—	—	—	—	—	17,598
Other financial assets	17,598	(17,598)	—	—	—	—	—	—
Current assets
Financial assets at fair value through profit or loss	—	—	—	117,928	—	—	—	117,928
Financial assets at amortized cost	—	—	—	—	559,034	—	—	559,034
Derivative financial instruments	—	4,739	2,111	—	—	—	—	6,850
Other financial assets	683,812	(4,739)	(2,111)	(117,928)	(559,034)	—	—	—
	744,220	—	—	—	—	—	—	744,220
Non-current liabilities
Derivative financial instruments	—	1,919	—	—	—	—	—	1,919
Other financial liabilities	1,919	(1,919)	—	—	—	—	12,549	12,549
Other Liabilities	99,817	—	—	—	—	—	(12,549)	87,268
Current liabilities
Derivative financial instruments	—	742	2	—	—	—	—	744
Other financial liabilities	744	(742)	(2)	—	—	—	—	—
	102,480	—	—	—	—	—	—	102,480
Equity
Reserves	134,669	—	—	—	—	(16,535)	—	118,134
Retained earnings	187,008	—	—	—	—	16,535	—	203,543
	321,677	—	—	—	—	—	—	321,677